Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenues From the Sale of Consoles and Disposables	The Company’s revenues are derived primarily from the sale of systems and disposables. Revenues from warranty and services are not material and therefore are included in revenue from systems in the following table.
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021

Systems	1,452	1,002	1,560
Disposables	1,503	1,336	1,208
Exclusive distribution agreement	274	747	1,370
	3,229	3,085	4,138